Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Financial Instrument [Abstract]
Schedule of Detailed Information About Borrowings

	As of December 31,
	2024	2023
Bank loans - Syndicated loans (Note a)	$286,944	$309,425
Bank loans - Loans for batteries (Note b)	49,084	85,276
Bank loans - Loans for procurement and operating capital	20,740	15,470
	$356,768	$410,171

Current	103,018	75,590
Non-current	253,750	334,581
	$356,768	$410,171

Interest rates
Bank loans - Syndicated loans	3.39%-3.41%	3.21%-3.26%
Bank loans - Loans for batteries	3.44%	3.25%
Bank loans - Loans for procurement and operating capital	2.23%-2.61%	2.05%-2.30%
Bank loans - Syndicated loans

	As of December 31,
	2024	2023
Syndicated loans	$286,944	$309,425

Current	$33,194	$27,552
Non-current	253,750	281,873
	$286,944	$309,425
Bank loans - Loans for batteries

	As of December 31,
	2024	2023
Loans for batteries	$49,084	$85,276

Current	$49,084	$32,568
Non-current	—	52,708
	$49,084	$85,276
Bank credit limit

	As of December 31,
	2024	2023
Unsecured bank general credit limit
Amount used*	$469,713	$470,496
Amount unused	26,274	53,636
	$495,987	$524,132
*The calculation of amount used was based on the initial drawdown of the bank loans, and would not be affected before the Company repaid the full amount of the bank loans. The amount used included guarantees for customs duties and government grants.